March 28, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund
Columbia Emerging Markets Bond Fund
Columbia Emerging Markets Opportunity Fund
Columbia Equity Value Fund
Columbia European Equity Fund

File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Registrant is hereby filing an Interactive Data File pursuant to Rule 497 under the Securities Act of 1933 to reflect information provided in response to Items 2, 3 and 4 of Form N-1A for the above-named series filed electronically on March 7, 2011.
If you have any questions regarding this filing, please contact Andrew Kirn at (612) 678-9052.
Sincerely,

/s/	Christopher O. Petersen

Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.